Environmental rehabilitation provision (Tables)	12 Months Ended
Dec. 31, 2022
Environmental rehabilitation provision
Schedule of environmental rehabilitation provision

	2022	2021
	($)	($)
Balance – Beginning of year	53,236	34,601
Acquisition of Tintic	4,599	—
New liabilities	22,353	20,433
Revision of estimates	(5,637)	(1,457)
Accretion expense	3,223	1,192
Settlement of liabilities / payment of liabilities	(3,409)	(1,240)
Currency translation adjustment	1,405	(293)
Balance – End of year	75,770	53,236

Current liabilities	9,738	2,287
Non-current liabilities	66,032	50,949
	75,770	53,236